Share Capital (Details) - USD ($)			1 Months Ended			12 Months Ended
	Nov. 28, 2022	Oct. 08, 2020	Dec. 31, 2022	Nov. 28, 2022	Aug. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 17, 2022	Jul. 23, 2021
Share Capital (Details) [Line Items]
Agreement description		Smart Pro entered into a definitive agreement with Medigus. According to the agreement, Medigus will hold 50.01% of the issued and outstanding share capital of Smart Pro, acquired through a combination of a cash investment in Smart Pro and an acquisition of additional shares from Smart Pro’s’ previous shareholders in consideration for restricted American Depository Shares (“ADS”) of Medigus and a cash component. Medigus invested $1,100 thousands in Smart Pro in exchange of issuing 5,572 ordinary shares, pay $150 thousands in cash consideration to the current shareholders and shall issue $500 thousands worth of restricted ADS of Medigus to the current shareholders of such company, with the value of restricted ADS to be subject to downward adjustment based on Smart Pro’s 2020 results. In addition, Smart Pro’s current shareholders shall be entitled to additional milestone allotments of up to an aggregate $750 thousands in restricted ADS subject to Smart Pro ’s achievement of certain milestones throughout 2021.
Issued and outstanding share capital percentage		50.01%
Invest amount		$ 150,000
Additional payroll expenses							$ 60,000
Exercise price (in Dollars per share)					$ 2.02
Warrants issuance costs						$ 8,220,000
Issuance of bonus shares (in Shares)									664.0547
Aggregate issuance shares (in Shares)									6,630,547
Gross proceeds					$ 58,000
Warrants purchase shares (in Shares)					185,873
Price per share (in Dollars per share)			$ 6.06		$ 4.04	$ 6.06
Initial exercise price expire					5 years
Exercise price less (in Dollars per share)					$ 2.02
Exercise price (in Dollars per share)	$ 2.02
Additional warrant term	5 years
Revenues percentage	2.30%		2.30%
Fair value warrants						$ (2,822,000)	$ 75,000
Additional warrants description	On November 28, 2022, following the issuance of the Additional warrants, the Company determined that all conditions for equity classification under U.S. GAAP were met for the IPO Warrants, and as such, the fair value of the IPO Warrants as of November 28, 2022 at the amount of $3,319 thousands which was calculated based on a third-party appraiser valuation, was recorded as a component of Group’s shareholder’s equity. (Refer also to Note 9c). The total gross consideration was 15.5 million (including the exercise of the underwriter’s option at the amount of $4 thousands). $8,245 thousand was initially attributed to the warrants based on their fair value and the remaining amount was attributed to the ordinary shares issued and recognized as an equity component. Applicable issuance costs, amounting to $2,193 thousand, have been allocated in the same proportion as the allocation of the gross proceeds. An amount of $1,169 thousand was considered as issuance costs allocated to the warrants and has been recorded in profit or loss as finance expense, while costs allocated as issuance costs of ordinary shares in the amount of $1,024 thousand have been recorded in equity as a reduction of the paid in capital.
Warrants issuance costs					$ 1,000
Total consideration					4,000
Common Stock, Shares, Issued (in Shares)			8,074,217			8,074,217	2,893,125
Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Shares issued (in Shares)		557
Warrants issuance costs					51,000
Considered as issuance costs					$ 500
Common Stock, Shares, Issued (in Shares)					1,463,619
Maximum [Member]
Share Capital (Details) [Line Items]
Fair value warrants						$ 4,651,000
Minimum [Member]
Share Capital (Details) [Line Items]
Fair value warrants						$ 3,594,000
Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Shares issued (in Shares)					3,717,473
IPO [Member]
Share Capital (Details) [Line Items]
Divided ordinary shares amount							$ 75,000
Issuance of period term							2 years
Ordinary shares exercisable (in Shares)					18,564
Ordinary shares exercisable term					5 years
Ordinary shares exercisable per share (in Dollars per share)					$ 4.04
Exercise price (in Dollars per share)	$ 2.02			$ 2.02	$ 5.2
Warrants issuance costs							$ 12,000
Warrants purchase shares (in Shares)					3,717,473
Price per share (in Dollars per share)					$ 4.16
Fair value warrants				$ 3,319,000
Warrants issuance costs					$ 109,000
Considered as issuance costs					500
Over-Allotment Option [Member]
Share Capital (Details) [Line Items]
Gross proceeds					$ 15,500,000
Warrants purchase shares (in Shares)					425,912
Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Warrants purchase shares (in Shares)	2,824,525			2,824,525
Majority Shareholder [Member]
Share Capital (Details) [Line Items]
Shares issued (in Shares)										33,202
Minority shareholder amount							$ 60,000